3. LEASE OBLIGATIONS (Sept 2019 Note) (Details) - USD ($)	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jan. 01, 2016
Capital lease future minimum payments
2020	$ 7,688
2021	5,126	$ 5,126
2022	0
Total minimum payments	12,814	15,376
Less: amount representing interest	548	777
Present value of minimum lease payments	12,266	14,599		$ 51,252
Less: current portion	9,731	9,572	$ 8,962
Capital lease obligation, noncurrent	2,535	5,027	$ 14,601
Operating lease future minimum payments
2020	45,571
2021	61,779	41,803
2022	62,822	39,196
Total minimum payments	$ 170,172	$ 121,783